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[SECURITY BENEFIT LOGO]

March 13, 2007

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	T. Rowe Price Variable Annuity Account 1940 Act Registration Number: 811-08724 1933 Act Registration Numbers: 033-83238 CIK: 0000928971 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), T. Rowe Price Variable Annuity Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
T. Rowe Price Equity Series, Inc.	0000918294	February 23, 2007 February 26, 2007
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 23, 2007
T. Rowe Price International Series, Inc.	0000918292	February 26, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company